Operating Segments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Schedule of segment reporting information by segment
	For the six-month period ended June 30, 2019
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (*)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	619	920	1,539	149	1,688

Operating loss	1,777	1,287	3,064	499	3,563
Finance income, net					(957)
Loss for the period					(2,606)

(*)	Includes employees share based expenses.

	For the six-month period ended June 30, 2018
	Pain and Hypertension	Oncology	Total reportable segments	Reconciliations (**)	Total consolidated
	USD in thousands
Revenues	1,000	-	1,000	-	1,000

Research and development expenses	1,417	952	2,369	473	2,842

Operating loss	3,354	1,323	4,677	(307)	4,370
Finance income, net					813
Loss for the period					5,183

(**)	Includes employees share based expenses and other expenses/income related to rights granted to Taoz.